ACQUISITIONS (Narrative) (Details) - Vidazoo [Member] - USD ($) $ in Thousands	Oct. 04, 2021	Jun. 30, 2022
Business Acquisition [Line Items]
Total consideration	$ 77,748
Cash paid	35,000
Maximum contingent consideration for acquisition	$ 58,545
Earn out period	2 years 3 months
Net working capital	$ 6,135
Estimated fair value of consideration in acquisition	$ 36,613	$ 33,059